UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21934

 NAME OF REGISTRANT:                     RiverNorth Funds



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 325 N Lasalle St.
                                         Suite 645
                                         Chicago, IL 60654

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Marc L. Collins
                                         325 North LaSalle Street,
                                         Suite 645
                                         Chicago, IL 60654

 REGISTRANT'S TELEPHONE NUMBER:          312 832 1440

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


All proxies required to be voted proportionally were done so.  Some matters had too few votes for (or against) a proposal to equal more than 1%
RiverNorth Funds
--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASIA-PACIFIC INCOME FUND, INC.                                                     Agenda Number:  934932383
--------------------------------------------------------------------------------------------------------------------------
        Security:  003009107
    Meeting Type:  Annual
    Meeting Date:  29-Mar-2019
          Ticker:  FAX
            ISIN:  US0030091070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To elect Class I Director to the Board of                 Mgmt          Split 95% For 4% Against 1% AbstainSplit
       Directors to serve until the 2022 Annual
       Meeting of Shareholders: Neville J. Miles

1.2    To elect Class I Director to the Board of                 Mgmt          Split 95% For 4% Against 1% AbstainSplit
       Directors to serve until the 2022 Annual
       Meeting of Shareholders: Moritz Sell




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  934869073
--------------------------------------------------------------------------------------------------------------------------
        Security:  00326L100
    Meeting Type:  Annual
    Meeting Date:  19-Sep-2018
          Ticker:  AOD
            ISIN:  US00326L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John Sievwright                                           Mgmt          Split 83% For 17% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  934886980
--------------------------------------------------------------------------------------------------------------------------
        Security:  00326L100
    Meeting Type:  Annual
    Meeting Date:  31-Oct-2018
          Ticker:  AOD
            ISIN:  US00326L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    DIRECTOR
       John Sievwright                                           Mgmt          Split 81% For 19% Withheld     Split

2.     A Shareholder proposal that the Board take                Shr           Split 45% For 53% Against 2% AbstainSplit
       the necessary steps to declassify the Board
       of Trustees of the Fund so that all
       Trustees are elected on an annual basis.




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  934923079
--------------------------------------------------------------------------------------------------------------------------
        Security:  00301W105
    Meeting Type:  Annual
    Meeting Date:  21-Feb-2019
          Ticker:  AEF
            ISIN:  US00301W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class II Director: Lawrence J.                Mgmt          Split 75% For 22% Against 3% AbstainSplit
       Fox

1.2    Election of Class II Director: C. William                 Mgmt          Split 94% For 3% Against 3% AbstainSplit
       Maher




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FD                                                     Agenda Number:  934873135
--------------------------------------------------------------------------------------------------------------------------
        Security:  01879R106
    Meeting Type:  Special
    Meeting Date:  12-Dec-2018
          Ticker:  AWF
            ISIN:  US01879R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the new investment advisory                    Mgmt          Split 93% For 4% Against 3% AbstainSplit
       agreements for the Funds with
       AllianceBernstein L.P.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FD                                                     Agenda Number:  934937737
--------------------------------------------------------------------------------------------------------------------------
        Security:  01879R106
    Meeting Type:  Annual
    Meeting Date:  27-Mar-2019
          Ticker:  AWF
            ISIN:  US01879R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nancy P. Jacklin                                          Mgmt          Split 94% For 6% Withheld      Split
       Michael J. Downey                                         Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC                                                    Agenda Number:  934873135
--------------------------------------------------------------------------------------------------------------------------
        Security:  01864U106
    Meeting Type:  Special
    Meeting Date:  12-Dec-2018
          Ticker:  AFB
            ISIN:  US01864U1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the new investment advisory                    Mgmt          Split 92% For 5% Against 3% AbstainSplit
       agreements for the Funds with
       AllianceBernstein L.P.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC                                                    Agenda Number:  934937749
--------------------------------------------------------------------------------------------------------------------------
        Security:  01864U106
    Meeting Type:  Annual
    Meeting Date:  27-Mar-2019
          Ticker:  AFB
            ISIN:  US01864U1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nancy P. Jacklin                                          Mgmt          Split 78% For 22% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI EQUITY & CONVERTIBLE INCOME                                                       Agenda Number:  934846239
--------------------------------------------------------------------------------------------------------------------------
        Security:  018829101
    Meeting Type:  Annual
    Meeting Date:  12-Jul-2018
          Ticker:  NIE
            ISIN:  US0188291019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     DIRECTOR
       F. Ford Drummond                                          Mgmt          Split 97% For 3% Withheld      Split
       James A. Jacobson                                         Mgmt          Split 97% For 3% Withheld      Split
       James S. MacLeod                                          Mgmt          Split 97% For 3% Withheld      Split
       A. Douglas Eu                                             Mgmt          Split 97% For 3% Withheld      Split
       Erick R. Holt                                             Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI NFJ DIVERSIFIED, INT & PREM ST                                                    Agenda Number:  934846241
--------------------------------------------------------------------------------------------------------------------------
        Security:  01883A107
    Meeting Type:  Annual
    Meeting Date:  12-Jul-2018
          Ticker:  NFJ
            ISIN:  US01883A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     DIRECTOR
       Hans W. Kertess                                           Mgmt          Split 91% For 9% Withheld      Split
       James S. MacLeod                                          Mgmt          Split 91% For 9% Withheld      Split
       William B. Ogden, IV                                      Mgmt          Split 91% For 9% Withheld      Split
       A. Douglas Eu                                             Mgmt          Split 91% For 9% Withheld      Split
       Erick R. Holt                                             Mgmt          Split 91% For 9% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 ARES DYNAMIC                                                                                Agenda Number:  935007737
--------------------------------------------------------------------------------------------------------------------------
        Security:  04014F102
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2019
          Ticker:  ARDC
            ISIN:  US04014F1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David A. Sachs                                            Mgmt          Split 91% For 9% Withheld      Split
       James K. Hunt                                             Mgmt          Split 82% For 18% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 ATLANTIC ACQUISITION CORP.                                                                  Agenda Number:  934859907
--------------------------------------------------------------------------------------------------------------------------
        Security:  048206106
    Meeting Type:  Special
    Meeting Date:  10-Aug-2018
          Ticker:  ATAC
            ISIN:  US0482061068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Business Combination Proposal - To approve                Mgmt          For                            For
       the authorization for Atlantic's board of
       directors to complete the merger of Merger
       Sub into HF Group Holding Corporation ("HF
       Group"), resulting in HF Group becoming a
       wholly owned subsidiary of Atlantic, as
       provided for in the Acquisition Agreement,
       or the "Business Combination."

1a.    Intention to Exercise Redemption Rights If                Mgmt          For
       you intend to exercise your redemption
       rights, please check this 'FOR' box.
       Checking this 'FOR' box, however,is not
       sufficient to exercise your redemption
       rights. You must comply with the procedures
       set forth in the definitive proxy statement
       under the section entitled "Special Meeting
       of Atlantic Shareholders - Redemption
       Rights."

1b.    Stockholder Certification I hereby certify                Mgmt          For
       that I am not acting in concert, or as a
       "group" (as defined in Section 13(d)(3) of
       the Securities Exchange Act of 1934, as
       amended), with any other stockholder with
       respect to the shares of common stock of
       Atlantic, owned by me in connection with
       the proposed Business Combination between
       Atlantic and HF Group. "For"  = I am not
       acting in concert. "Against" = I am acting
       in concert.

2.     Name Change Proposal - To approve the                     Mgmt          For                            For
       amendment of the certificate of
       incorporation Atlantic to change Atlantic's
       name from "Atlantic Acquisition Corp." to
       "HF Foods Group Inc."

3.     Equity Incentive Plan Proposal - To approve               Mgmt          For                            For
       the 2018 Omnibus Equity Incentive Plan.

4.     Nasdaq Proposal - To approve the issuance                 Mgmt          For                            For
       of more than 20% of the issued and
       outstanding shares of common stock of
       Atlantic pursuant to the terms of the
       Acquisition Agreement and Business
       Combination, as required by Nasdaq Listing
       Rules 5635(a) and (d).

5.     Adjournment Proposal - To approve the                     Mgmt          For                            For
       adjournment of the special meeting in the
       event Atlantic does not receive the
       requisite shareholder vote to approve the
       Business Combination.




--------------------------------------------------------------------------------------------------------------------------
 BARINGS BDC, INC.                                                                           Agenda Number:  934952107
--------------------------------------------------------------------------------------------------------------------------
        Security:  06759L103
    Meeting Type:  Annual
    Meeting Date:  09-May-2019
          Ticker:  BBDC
            ISIN:  US06759L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Eric Lloyd                  Mgmt          Split 97% For 2% Against 1% AbstainSplit

1.2    Election of Class I Director: Mark F.                     Mgmt          Split 69% For 30% Against 1% AbstainSplit
       Mulhern

2.     To ratify the appointment of Ernst & Young                Mgmt          Split 99% For 1% Against       Split
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 BIG ROCK PARTNERS ACQUISITION CORP                                                          Agenda Number:  935030899
--------------------------------------------------------------------------------------------------------------------------
        Security:  089482103
    Meeting Type:  Annual
    Meeting Date:  21-May-2019
          Ticker:  BRPA
            ISIN:  US0894821034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension of Corporate Life: Amend the                    Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to August 22, 2019.

2.     Early Termination: Approve the Company's                  Mgmt          For                            For
       early winding up and redemption of 100% of
       the outstanding public shares if determined
       by the Company's board of directors.

3.     DIRECTOR
       Lori B. Wittman                                           Mgmt          For                            For
       Michael Fong                                              Mgmt          For                            For
       Stuart Koenig                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934847887
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Fairbairn                                          Mgmt          No vote
       R. Glenn Hubbard                                          Mgmt          No vote
       W. Carl Kester                                            Mgmt          No vote
       John M. Perlowski                                         Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  934847875
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fabozzi                                          Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Catherine A. Lynch                                        Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  934847887
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Fairbairn                                          Mgmt          No vote
       R. Glenn Hubbard                                          Mgmt          No vote
       W. Carl Kester                                            Mgmt          No vote
       John M. Perlowski                                         Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK LTD DURATION INCOME TR                                                            Agenda Number:  934847875
--------------------------------------------------------------------------------------------------------------------------
        Security:  09249W101
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  BLW
            ISIN:  US09249W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fabozzi                                          Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Catherine A. Lynch                                        Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MULTI SECTOR INCOME TRUST                                                         Agenda Number:  934847875
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258A107
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  BIT
            ISIN:  US09258A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fabozzi                                          Mgmt          No vote
       Robert Fairbairn                                          Mgmt          No vote
       Catherine A. Lynch                                        Mgmt          No vote
       Karen P. Robards                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNI INTER DURATION FD INC                                                        Agenda Number:  934846948
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253X102
    Meeting Type:  Annual
    Meeting Date:  30-Jul-2018
          Ticker:  MUI
            ISIN:  US09253X1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          Split 93% For 7% Withheld      Split
       Richard E. Cavanagh                                       Mgmt          Split 92% For 8% Withheld      Split
       Cynthia L. Egan                                           Mgmt          Split 94% For 6% Withheld      Split
       Robert Fairbairn                                          Mgmt          Split 94% For 6% Withheld      Split
       R. Glenn Hubbard                                          Mgmt          Split 92% For 8% Withheld      Split
       Catherine A. Lynch                                        Mgmt          Split 93% For 7% Withheld      Split
       John M. Perlowski                                         Mgmt          Split 94% For 6% Withheld      Split
       Karen P. Robards                                          Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 CLOUGH GLOBAL EQUITY FUND                                                                   Agenda Number:  934845883
--------------------------------------------------------------------------------------------------------------------------
        Security:  18914C100
    Meeting Type:  Annual
    Meeting Date:  19-Jul-2018
          Ticker:  GLQ
            ISIN:  US18914C1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       Adam D. Crescenzi                                         Mgmt          Split 97% For 3% Withheld      Split
       Jerry G. Rutledge                                         Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 CLOUGH GLOBAL OPPORTUNITIES FUND                                                            Agenda Number:  934845871
--------------------------------------------------------------------------------------------------------------------------
        Security:  18914E106
    Meeting Type:  Annual
    Meeting Date:  19-Jul-2018
          Ticker:  GLO
            ISIN:  US18914E1064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3.     DIRECTOR
       Vincent W. Versaci                                        Mgmt          Split 93% For 7% Withheld      Split
       Clifford J. Weber                                         Mgmt          Split 93% For 7% Withheld      Split
       Edmund J. Burke                                           Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 CM SEVEN STAR ACQUISITION CORP                                                              Agenda Number:  934985081
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2345N102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2019
          Ticker:  CMSS
            ISIN:  KYG2345N1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Share Exchange Agreement,                  Mgmt          For                            For
       and among CM Seven Star, Kaixin Auto Group
       (Kaixin) and Renren Inc. (Seller) and
       transactions contemplated thereunder,
       including but not limited to CM Seven
       Star's acquisition of all the issued and
       outstanding shares and any other equity
       interests of Kaixin from the Seller, as
       provided for in the Share Exchange
       Agreement & consideration paid to the
       Seller and earn-out consideration by way of
       new issue of ordinary shares credited as
       fully paid in accordance with the Share
       Exchange Agreement, or Business
       Combination.

2.     To approve increase in the number of                      Mgmt          For                            For
       authorized ordinary shares of CM Seven Star
       to 500,000,000 and removal of the class of
       preferred shares. This proposal is referred
       to as the "Authorized Share Increase
       Proposal."

3.     To approve as a special resolution the                    Mgmt          For                            For
       change of CM Seven Star's name to Kaixin
       Auto Holdings and the adoption of the
       Second Amended and Restated Memorandum and
       Articles of Association of CM Seven Star as
       further described in the definitive proxy
       statement. This proposal is referred to as
       the "Amendment Proposal."

4.     To approve the issuance of more than 20% of               Mgmt          For                            For
       the issued and outstanding ordinary shares
       of CM Seven Star pursuant to the terms of
       the Share Exchange Agreement, as required
       by Nasdaq Listing Rules 5635(a) and (d).
       This proposal is referred to as the "Nasdaq
       Proposal."

5.     To approve the 2018 CM Seven Star Equity                  Mgmt          For                            For
       Incentive Plan. This proposal is referred
       to as the "Equity Incentive Plan Proposal."

6.     DIRECTOR
       Anthony Ho                                                Mgmt          For                            For
       Sing Wang                                                 Mgmt          For                            For
       Stephen N. Cannon                                         Mgmt          For                            For
       Jiong Shao                                                Mgmt          For                            For
       Michele Smith                                             Mgmt          For                            For

7.     To approve the adjournment of the annual                  Mgmt          For                            For
       general meeting in the event CM Seven Star
       does not receive the requisite shareholder
       vote to approve the Business Combination.
       This proposal is called the "Business
       Combination Adjournment Proposal."




--------------------------------------------------------------------------------------------------------------------------
 CORNERSTONE STRATEGIC VALUE FUND, INC.                                                      Agenda Number:  934937333
--------------------------------------------------------------------------------------------------------------------------
        Security:  21924B302
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2019
          Ticker:  CLM
            ISIN:  US21924B3024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Andrew A. Strauss                                         Mgmt          Split 90% For 10% Withheld     Split
       Glenn W. Wilcox, Sr.                                      Mgmt          Split 90% For 10% Withheld     Split

2.     To approve a new investment management                    Mgmt          Split 95% For 3% Against 2% AbstainSplit
       agreement with Cornerstone Advisors Asset
       Management LLC.

3.     In their discretion, the proxies are                      Mgmt          Split 66% For 31% Against 3% AbstainSplit
       authorized to consider and vote upon such
       other matters as may properly come before
       the Meeting or any adjournment thereof.




--------------------------------------------------------------------------------------------------------------------------
 CORNERSTONE TOTAL RETURN FUND, INC.                                                         Agenda Number:  934937357
--------------------------------------------------------------------------------------------------------------------------
        Security:  21924U300
    Meeting Type:  Annual
    Meeting Date:  16-Apr-2019
          Ticker:  CRF
            ISIN:  US21924U3005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ralph W. Bradshaw                                         Mgmt          Split 92% For 8% Withheld      Split
       Robert E. Dean                                            Mgmt          Split 92% For 8% Withheld      Split
       Edwin Meese III                                           Mgmt          Split 92% For 8% Withheld      Split
       Matthew W. Morris                                         Mgmt          Split 92% For 8% Withheld      Split
       Scott B. Rogers                                           Mgmt          Split 92% For 8% Withheld      Split
       Andrew A. Strauss                                         Mgmt          Split 92% For 8% Withheld      Split
       Glenn W. Wilcox, Sr.                                      Mgmt          Split 92% For 8% Withheld      Split

2.     To approve a new investment management                    Mgmt          Split 95% For 3% Against 2% AbstainSplit
       agreement with Cornerstone Advisors Asset
       Management LLC.

3.     In their discretion, the proxies are                      Mgmt          Split 67% For 31% Against 2% AbstainSplit
       authorized to consider and vote upon such
       other matters as may properly come before
       the Meeting or any adjournment thereof.




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE FUNDS                                                                              Agenda Number:  934867726
--------------------------------------------------------------------------------------------------------------------------
        Security:  25160E102
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2018
          Ticker:  KMM
            ISIN:  US25160E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Keith R. Fox                                              Mgmt          Split 88% For 12% Withheld     Split
       Richard J. Herring                                        Mgmt          Split 88% For 12% Withheld     Split
       William N. Searcy, Jr.                                    Mgmt          Split 88% For 12% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE FUNDS                                                                              Agenda Number:  934867726
--------------------------------------------------------------------------------------------------------------------------
        Security:  25160F109
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2018
          Ticker:  KST
            ISIN:  US25160F1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Keith R. Fox                                              Mgmt          Split 87% For 13% Withheld     Split
       Richard J. Herring                                        Mgmt          Split 86% For 14% Withheld     Split
       William N. Searcy, Jr.                                    Mgmt          Split 89% For 11% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 DRAPER OAKWOOD TECHNOLOGY ACQUISITION IN                                                    Agenda Number:  934912064
--------------------------------------------------------------------------------------------------------------------------
        Security:  26146L103
    Meeting Type:  Special
    Meeting Date:  19-Dec-2018
          Ticker:  DOTA
            ISIN:  US26146L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve and adopt the Business Combination
       Agreement, the transactions contemplated
       thereby and the performance by Draper
       Oakwood Technology Acquisition, Inc. of its
       obligations thereunder (the "Business
       Combination").

1a.    Intention to Exercise Redemption Rights -                 Mgmt          For
       If you intend to exercise your redemption
       rights, please check 'For' box. Checking
       'For' box, however, is not sufficient to
       exercise your redemption rights. You must
       also vote either FOR or AGAINST the
       Business Combination Proposal, and, in
       addition, you must comply with the
       procedures set forth in the
       prospectus/proxy statement under the
       heading "Special Meeting of DOTA
       Stockholders - Redemption Rights."

2a.    To consider and vote upon proposals to                    Mgmt          For                            For
       approve the adoption of the following
       incentive compensation plans: 2018 Omnibus
       Equity Incentive Plan.

2b.    To consider and vote upon proposals to                    Mgmt          For                            For
       approve the adoption of the following
       incentive compensation plans: 2018 Reebonz
       Share Option Plan.

2c.    To consider and vote upon proposals to                    Mgmt          For                            For
       approve the adoption of the following
       incentive compensation plans: Management
       Performance Plan.

3.     The Share Issuance Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal to approve, for
       purposes of complying with applicable
       NASDAQ Stock Market LLC listing rules, the
       issuance of more than 20% of the issued and
       outstanding common stock of Draper Oakwood
       Technology Acquisition, Inc. in financing
       transactions in connection with the
       Business Combination.

4.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting of stockholders to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve the Business Combination
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE FLOATING RATE 2022                                                              Agenda Number:  934933967
--------------------------------------------------------------------------------------------------------------------------
        Security:  27831H100
    Meeting Type:  Annual
    Meeting Date:  18-Apr-2019
          Ticker:  EFL
            ISIN:  US27831H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia E. Frost                                          Mgmt          Split 97% For 3% Withheld      Split
       William H. Park                                           Mgmt          Split 97% For 3% Withheld      Split
       Helen Frame Peters                                        Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE FLOATING-RATE INCOME TRUST                                                      Agenda Number:  934923118
--------------------------------------------------------------------------------------------------------------------------
        Security:  278279104
    Meeting Type:  Annual
    Meeting Date:  21-Mar-2019
          Ticker:  EFT
            ISIN:  US2782791048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          Split 97% For 3% Withheld      Split
       Helen Frame Peters                                        Mgmt          Split 97% For 3% Withheld      Split
       Marcus L. Smith                                           Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE LIMITED DURATION INCOME FD                                                      Agenda Number:  934909512
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828H105
    Meeting Type:  Annual
    Meeting Date:  17-Jan-2019
          Ticker:  EVV
            ISIN:  US27828H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Cynthia E. Frost                                          Mgmt          For                            For
       Valerie A. Mosley                                         Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE SENIOR INCOME TRUST                                                             Agenda Number:  934870610
--------------------------------------------------------------------------------------------------------------------------
        Security:  27826S103
    Meeting Type:  Annual
    Meeting Date:  18-Oct-2018
          Ticker:  EVF
            ISIN:  US27826S1033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark R. Fetting                                           Mgmt          Split 98% For 2% Withheld      Split
       Helen Frame Peters                                        Mgmt          Split 98% For 2% Withheld      Split
       Scott E. Wennerholm                                       Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  934936254
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2019
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          Split 94% For 6% Withheld      Split
       NIEL B. NIELSON                                           Mgmt          Split 93% For 7% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST INTERMEDIATE                                                                    Agenda Number:  934934628
--------------------------------------------------------------------------------------------------------------------------
        Security:  33718W103
    Meeting Type:  Annual
    Meeting Date:  08-Apr-2019
          Ticker:  FPF
            ISIN:  US33718W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          Split 91% For 9% Withheld      Split
       NIEL B. NIELSON                                           Mgmt          Split 91% For 9% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 GENERAL AMERICAN INVESTORS COMPANY, INC.                                                    Agenda Number:  934933791
--------------------------------------------------------------------------------------------------------------------------
        Security:  368802401
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2019
          Ticker:  GAMPRB
            ISIN:  US3688024013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mr. Altschul                                              Mgmt          Split 98% For 2% Withheld      Split
       Mr. Berens                                                Mgmt          Split 98% For 2% Withheld      Split
       Mr. Cullman                                               Mgmt          Split 97% For 3% Withheld      Split
       Mr. Davidson                                              Mgmt          Split 98% For 2% Withheld      Split
       Ms. Del Villar                                            Mgmt          Split 98% For 2% Withheld      Split
       Mr. Gordan                                                Mgmt          Split 90% For 10% Withheld     Split
       Ms. Gotbaum                                               Mgmt          Split 97% For 3% Withheld      Split
       Mr. Knafel                                                Mgmt          Split 97% For 3% Withheld      Split
       Ms. Lynch                                                 Mgmt          Split 97% For 3% Withheld      Split
       Mr. Priest                                                Mgmt          Split 98% For 2% Withheld      Split
       Mr. Schirmer                                              Mgmt          Split 97% For 3% Withheld      Split
       Mr. Troubh                                                Mgmt          Split 97% For 3% Withheld      Split

2.     Ratification of the selection of Ernst &                  Mgmt          Split 92% For 7% Against 1% AbstainSplit
       Young LLP as auditors.




--------------------------------------------------------------------------------------------------------------------------
 GLADSTONE INVESTMENT CORPORATION                                                            Agenda Number:  934848435
--------------------------------------------------------------------------------------------------------------------------
        Security:  376546404
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  GAINN
            ISIN:  US3765464041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Terry L. Brubaker                                         Mgmt          Split 95% For 5% Withheld      Split
       Caren D. Merrick                                          Mgmt          Split 96% For 4% Withheld      Split
       Walter H. Wilkinson, Jr                                   Mgmt          Split 96% For 4% Withheld      Split

2.     To approve a proposal to authorize the                    Mgmt          Split 84% For 12% Against 4% AbstainSplit
       Company, with the subsequent approval of
       its board of directors, to issue and sell
       shares of the Company's common stock
       (during the 12 months following such
       stockholder approval) at a price below its
       then current net asset value per share,
       subject to certain limitations set forth in
       the proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 GLADSTONE INVESTMENT CORPORATION                                                            Agenda Number:  934848435
--------------------------------------------------------------------------------------------------------------------------
        Security:  376546503
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  GAINM
            ISIN:  US3765465030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Terry L. Brubaker                                         Mgmt          Split 35% For 65% Withheld     Split
       Caren D. Merrick                                          Mgmt          Split 98% For 2% Withheld      Split
       Walter H. Wilkinson, Jr                                   Mgmt          Split 98% For 2% Withheld      Split

2.     To approve a proposal to authorize the                    Mgmt          Split 93% For 6% Against 1% AbstainSplit
       Company, with the subsequent approval of
       its board of directors, to issue and sell
       shares of the Company's common stock
       (during the 12 months following such
       stockholder approval) at a price below its
       then current net asset value per share,
       subject to certain limitations set forth in
       the proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  934844843
--------------------------------------------------------------------------------------------------------------------------
        Security:  007639107
    Meeting Type:  Annual
    Meeting Date:  20-Jul-2018
          Ticker:  AGC
            ISIN:  US0076391079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Approval of the Agreement and Plan of                     Mgmt          Split 96% For 2% Against 2% AbstainSplit
       Merger between AGC and the Acquiring Fund,
       including the termination of AGC's
       registration under the Investment Company
       Act of 1940.

2A.    Election of Class III Trustee: Tracy V.                   Mgmt          Split 97% For 1% Against 2% AbstainSplit
       Maitland

2B.    Election of Class III Trustee: Ronald A.                  Mgmt          Split 97% For 1% Against 2% AbstainSplit
       Nyberg




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  934844855
--------------------------------------------------------------------------------------------------------------------------
        Security:  00764C109
    Meeting Type:  Annual
    Meeting Date:  20-Jul-2018
          Ticker:  AVK
            ISIN:  US00764C1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C.    Approval of the Agreement and Plan of                     Mgmt          Split 96% For 2% Against 2% AbstainSplit
       Merger between AGC and AVK, including the
       issuance of additional common shares of
       AVK.

1D.    Approval of the Agreement and Plan of                     Mgmt          Split 95% For 3% Against 2% AbstainSplit
       Merger between LCM and AVK, including the
       issuance of additional common shares of
       AVK.

2A.    Election of Class III Trustee: Tracy V.                   Mgmt          Split 96% For 3% Against 1% AbstainSplit
       Maitland

2B.    Election of Class III Trustee: Ronald A.                  Mgmt          Split 96% For 3% Against 1% AbstainSplit
       Nyberg




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  934844831
--------------------------------------------------------------------------------------------------------------------------
        Security:  00765E104
    Meeting Type:  Annual
    Meeting Date:  20-Jul-2018
          Ticker:  LCM
            ISIN:  US00765E1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    Approval of the Agreement and Plan of                     Mgmt          Split 93% For 4% Against 3% AbstainSplit
       Merger between LCM and the Acquiring Fund,
       including the termination of LCM's
       registration under the Investment Company
       Act of 1940.

2A.    Election of Class II Trustee: Tracy V.                    Mgmt          Split 93% For 4% Against 3% AbstainSplit
       Maitland

2B.    Election of Class II Trustee: Ronald A.                   Mgmt          Split 93% For 4% Against 3% AbstainSplit
       Nyberg




--------------------------------------------------------------------------------------------------------------------------
 HAYMAKER ACQUISITION CORP.                                                                  Agenda Number:  934931014
--------------------------------------------------------------------------------------------------------------------------
        Security:  420870107
    Meeting Type:  Special
    Meeting Date:  06-Mar-2019
          Ticker:  HYAC
            ISIN:  US4208701072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          For                            For
       consider and vote upon a proposal to adopt
       and approve the Business Combination
       Agreement, (as amended on January 7, 2019,
       by Amendment No. 1 to Business Combination
       Agreement, and as it may be further amended
       from time to time, the "Transaction
       Agreement"), by and among Haymaker,
       OneSpaWorld Holdings Limited, an
       international business company incorporated
       under the laws of the Commonwealth of The
       Bahamas ("OneSpaWorld"), the sellers
       identified therein.

2A.    Shareholding Limits for Certain                           Mgmt          For                            For
       Shareholders of OneSpaWorld: The
       OneSpaWorld Memorandum and Articles of
       Association will provide that shareholders
       will be prohibited from beneficially owning
       OneSpaWorld's common shares, par value
       0.0001 per share (the "OneSpaWorld
       Shares"), exceeding 9.99% of the issued and
       outstanding OneSpaWorld Shares without the
       consent of the OneSpaWorld board of
       directors.

2B.    Shareholder Approval of Certain Matters:                  Mgmt          For                            For
       The OneSpaWorld Memorandum and Articles of
       Association will provide for supermajority
       voting requirements with respect to certain
       significant transactions. At least
       two-thirds of the outstanding OneSpaWorld
       Shares will be required to approve any
       merger or sale of all or substantially all
       of OneSpaWorld's assets (unless the
       OneSpaWorld board of directors has approved
       such transaction in advance, in which case
       a majority of the shares entitled to vote
       shall be required).

3.     The Lock-Up Amendment Proposal: To ratify                 Mgmt          For                            For
       the entry into the OSW Lock-Up Agreement
       (as defined in the accompanying proxy
       statement) by Haymaker Sponsor, LLC, and
       the directors and officers of Haymaker
       that, among other things, modifies the
       lock-up period such parties were subject to
       under the lock-up agreements entered into
       at the closing of Haymaker's initial public
       offering.

4.     The Adjournment Proposal: To consider and                 Mgmt          For                            For
       vote upon a proposal to adjourn the Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Charter
       Proposal or the Lock-Up Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 HIGHLAND FUNDS                                                                              Agenda Number:  935029555
--------------------------------------------------------------------------------------------------------------------------
        Security:  43010E404
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2019
          Ticker:  HFRO
            ISIN:  US43010E4044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ethan Powell                                              Mgmt          Split 92% For 8% Withheld      Split
       Bryan A. Ward                                             Mgmt          Split 92% For 8% Withheld      Split

2.     To approve a change to the Fund's                         Mgmt          Split 90% For 9% Against 1% AbstainSplit
       fundamental policy regarding concentration
       such that that the Fund will invest, at
       least 25% of the value of its total assets
       in the real estate industry ("Proposal 2").

3.     To approve one or more adjournments to the                Mgmt          Split 91% For 8% Against 1% AbstainSplit
       Annual Meeting, if necessary or
       appropriate, to permit further solicitation
       of proxies if there are not sufficient
       votes at the time of the Annual Meeting
       cast in favor of Proposal 1 and/or Proposal
       2 ("Proposal 3").




--------------------------------------------------------------------------------------------------------------------------
 INDUSTREA ACQUISITION CORP.                                                                 Agenda Number:  934903899
--------------------------------------------------------------------------------------------------------------------------
        Security:  45579J104
    Meeting Type:  Special
    Meeting Date:  04-Dec-2018
          Ticker:  INDU
            ISIN:  US45579J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: Approve                Mgmt          For                            For
       and adopt the Agreement and Plan of Merger,
       dated as of September 7, 2018, by and among
       the Company, Concrete Pumping Holdings
       Acquisition Corp., a Delaware corporation
       and wholly-owned subsidiary of the Company
       ("Newco"), Concrete Pumping Holdings, Inc.,
       a Delaware corporation ("CPH"), certain
       subsidiaries of Newco, and PGP Investors,
       LLC, solely in its capacity as the initial
       Holder Representative, a copy of which is
       attached to the proxy statement/prospectus
       as Annex A.

2.     The Nasdaq Proposal: To approve, for                      Mgmt          For                            For
       puposes of complying with applicable Nasdaq
       listing rules, the issuance of more than
       20% of the Company's issued and outstanding
       common stock pursuant to the Business
       Combination.

3.     The Charter Proposals: To approve the                     Mgmt          For                            For
       following material differences between the
       proposed amended and restated certificate
       of incorporation of Newco (the "Newco
       Charter"): The name of the new public
       company will be Concrete Pumping Holdings,
       Inc. as opposed to "Industrea Acquisition
       Corp."

4.     The Charter Proposals: To approve the                     Mgmt          For                            For
       following material differences between the
       proposed amended and restated certificate
       of incorporation of Newco (the "Newco
       Charter"): Newco will have 500,000,000
       authorized shares of common stock and
       10,000,000 authorized shares of preferred
       stock, as opposed to the Company having
       220,000,000 authorized shares of common
       stock and 1,000,000 authorized shares of
       preferred stock.

5.     The Charter Proposals: To approve the                     Mgmt          For                            For
       following material differences between the
       proposed amended and restated certificate
       of incorporation of Newco (the "Newco
       Charter"): The Newco Charter will not
       include the various provisions applicable
       only to special purpose acquisition
       companies that the Industrea Charter
       contains (such as the obligation to
       dissolve and liquidate if a business
       combination is not consummated in a certain
       period of time).

6.     DIRECTOR
       Heather L. Faust                                          Mgmt          For                            For
       David G. Hall                                             Mgmt          For                            For
       Iain Humphries                                            Mgmt          For                            For
       Brian Hodges                                              Mgmt          For                            For
       John M. Piecuch                                           Mgmt          For                            For
       Howard D. Morgan                                          Mgmt          For                            For
       David A. B. Brown                                         Mgmt          For                            For
       Tariq Osman                                               Mgmt          For                            For
       Bruce Young                                               Mgmt          For                            For

7.     The Incentive Plan Proposal: To approve the               Mgmt          For                            For
       Concrete Pumping Holdings, Inc. 2018
       Omnibus Incentive Plan, which is an
       incentive compensation plan for employees,
       directors and consultants of Newco and its
       subsidiaries, including CPH, a copy of
       which is attached to the proxy
       statement/prospectus as Annex C.

8.     The Adjournment Proposal: To approve the                  Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Business Combination Proposal, the Nasdaq
       Proposal, the Charter Proposals or the
       Incentive Plan Proposal. This proposal will
       only be presented at the Special Meeting if
       there are not sufficient votes to approve
       the Business Combination Proposal the
       Nasdaq Proposal.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934853296
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131F101
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  VLT
            ISIN:  US46131F1012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          Split 63% For 37% Withheld     Split
       Jack M. Fields                                            Mgmt          Split 63% For 37% Withheld     Split
       Martin L. Flanagan                                        Mgmt          Split 63% For 37% Withheld     Split
       Robert C. Troccoli                                        Mgmt          Split 63% For 37% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          Split 98% For 2% Withheld      Split
       Jack M. Fields                                            Mgmt          Split 98% For 2% Withheld      Split
       Martin L. Flanagan                                        Mgmt          Split 98% For 2% Withheld      Split
       Robert C. Troccoli                                        Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132R104
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  VTA
            ISIN:  US46132R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          Split 98% For 2% Withheld      Split
       Jack M. Fields                                            Mgmt          Split 98% For 2% Withheld      Split
       Martin L. Flanagan                                        Mgmt          Split 98% For 2% Withheld      Split
       Robert C. Troccoli                                        Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 KAYNE ANDERSON MLP/MIDSTREAM INV CO                                                         Agenda Number:  935046765
--------------------------------------------------------------------------------------------------------------------------
        Security:  486606106
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2019
          Ticker:  KYN
            ISIN:  US4866061066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: ANNE K. COSTIN                      Mgmt          Split 96% For 3% Against 1% AbstainSplit

1B.    Election of Director: ALBERT L. RICHEY                    Mgmt          Split 96% For 3% Against 1% AbstainSplit

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          Split 97% For 2% Against 1% AbstainSplit
       PRICEWATERHOUSECOOPERS LLP AS KYN'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING NOVEMBER
       30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 KAYNE ANDERSON MLP/MIDSTREAM INV CO                                                         Agenda Number:  935046789
--------------------------------------------------------------------------------------------------------------------------
        Security:  486606601
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2019
          Ticker:  KYNPRF
            ISIN:  US4866066016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: ANNE K. COSTIN                      Mgmt          Split 61% For 4% Against 35% AbstainSplit

1B.    Election of Director: ALBERT L. RICHEY                    Mgmt          Split 61% For 4% Against 35% AbstainSplit

1C.    Election of Director: JAMES C. BAKER                      Mgmt          Split 61% For 4% Against 35% AbstainSplit

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          Split 65% For 1% Against 34% AbstainSplit
       PRICEWATERHOUSECOOPERS LLP AS KYN'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING NOVEMBER
       30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934873387
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766B109
    Meeting Type:  Annual
    Meeting Date:  28-Sep-2018
          Ticker:  EHI
            ISIN:  US95766B1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Leslie H. Gelb                                            Mgmt          Split 76% For 24% Withheld     Split
       William R. Hutchinson                                     Mgmt          Split 76% For 24% Withheld     Split
       Jane Trust                                                Mgmt          Split 77% For 23% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934873414
--------------------------------------------------------------------------------------------------------------------------
        Security:  95768B107
    Meeting Type:  Annual
    Meeting Date:  28-Sep-2018
          Ticker:  HYI
            ISIN:  US95768B1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Carol L. Colman                                           Mgmt          Split 86% For 14% Withheld     Split
       Daniel P. Cronin                                          Mgmt          Split 86% For 14% Withheld     Split
       Paolo M. Cucchi                                           Mgmt          Split 86% For 14% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934921037
--------------------------------------------------------------------------------------------------------------------------
        Security:  95790C107
    Meeting Type:  Annual
    Meeting Date:  22-Feb-2019
          Ticker:  GDO
            ISIN:  US95790C1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nisha Kumar#                                              Mgmt          Split 98% For 2% Withheld      Split
       Robert D. Agdern*                                         Mgmt          Split 91% For 9% Withheld      Split
       Eileen A. Kamerick*                                       Mgmt          Split 91% For 9% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934921049
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  22-Feb-2019
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nisha Kumar                                               Mgmt          Split 70% For 30% Withheld     Split
       William R. Hutchinson                                     Mgmt          Split 59% For 41% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934921417
--------------------------------------------------------------------------------------------------------------------------
        Security:  10537L104
    Meeting Type:  Annual
    Meeting Date:  22-Feb-2019
          Ticker:  BWG
            ISIN:  US10537L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nisha Kumar#                                              Mgmt          Split 91% For 9% Withheld      Split
       Daniel P. Cronin*                                         Mgmt          Split 87% For 13% Withheld     Split
       Paolo M. Cucchi*                                          Mgmt          Split 87% For 13% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 LEISURE ACQUISITION CORP.                                                                   Agenda Number:  934902037
--------------------------------------------------------------------------------------------------------------------------
        Security:  52539T107
    Meeting Type:  Annual
    Meeting Date:  14-Dec-2018
          Ticker:  LACQ
            ISIN:  US52539T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Marc J. Falcone                                           Mgmt          Split 78% For 22% Withheld     Split

2.     To ratify the selection by our Audit                      Mgmt          Split 95% For 5% Abstain       Split
       Committee of Marcum LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 LEISURE ACQUISITION CORP.                                                                   Agenda Number:  934902037
--------------------------------------------------------------------------------------------------------------------------
        Security:  52539T206
    Meeting Type:  Annual
    Meeting Date:  14-Dec-2018
          Ticker:  LACQU
            ISIN:  US52539T2069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Marc J. Falcone                                           Mgmt          For                            For

2.     To ratify the selection by our Audit                      Mgmt          For                            For
       Committee of Marcum LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY ALL-STAR EQUITY FUND                                                                Agenda Number:  934856569
--------------------------------------------------------------------------------------------------------------------------
        Security:  530158104
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2018
          Ticker:  USA
            ISIN:  US5301581048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John A. Benning                                           Mgmt          Split 97% For 3% Withheld      Split
       Maureen Usifer                                            Mgmt          Split 97% For 3% Withheld      Split
       Edmund J. Burke                                           Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 MFS CHARTER INCOME TRUST                                                                    Agenda Number:  934870521
--------------------------------------------------------------------------------------------------------------------------
        Security:  552727109
    Meeting Type:  Annual
    Meeting Date:  04-Oct-2018
          Ticker:  MCR
            ISIN:  US5527271093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       John A. Caroselli                                         Mgmt          Split 87% For 13% Withheld     Split
       Clarence Otis, Jr.                                        Mgmt          Split 87% For 13% Withheld     Split
       Robin A. Stelmach                                         Mgmt          Split 87% For 13% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 MFS MULTIMARKET INCOME TRUST                                                                Agenda Number:  934870521
--------------------------------------------------------------------------------------------------------------------------
        Security:  552737108
    Meeting Type:  Annual
    Meeting Date:  04-Oct-2018
          Ticker:  MMT
            ISIN:  US5527371083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       John A. Caroselli                                         Mgmt          Split 98% For 2% Withheld      Split
       Clarence Otis, Jr.                                        Mgmt          Split 98% For 2% Withheld      Split
       Robin A. Stelmach                                         Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMER MKTS DEBT FUND, INC.                                                    Agenda Number:  935029567
--------------------------------------------------------------------------------------------------------------------------
        Security:  61744H105
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2019
          Ticker:  MSD
            ISIN:  US61744H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank L. Bowman                                           Mgmt          Split 90% For 10% Withheld     Split
       Jakki L. Haussler                                         Mgmt          Split 85% For 15% Withheld     Split
       Manuel H. Johnson                                         Mgmt          Split 90% For 10% Withheld     Split
       Patricia Maleski                                          Mgmt          Split 90% For 10% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 MTECH ACQUISITION CORP.                                                                     Agenda Number:  935035469
--------------------------------------------------------------------------------------------------------------------------
        Security:  55378W107
    Meeting Type:  Special
    Meeting Date:  17-Jun-2019
          Ticker:  MTEC
            ISIN:  US55378W1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - to                    Mgmt          For                            For
       approve an Agreement and Plan of Merger,
       dated as of October 10, 2018, (as amended
       on April 17, 2019) a copy of which is
       attached to the accompanying proxy
       statement/prospectus as Annex A, providing
       for the combination of MTech and MJ
       Freeway, LLC, a Colorado limited liability
       company, under a new holding company called
       MTech Acquisition Holdings Inc. ("MTech
       Holdings"), and approve the transactions
       contemplated thereby (the "Business
       Combination").

2a)    The Charter Amendments Proposal - to                      Mgmt          For                            For
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: having a single class of common
       stock and an authorized 75,000,000 shares
       of common stock.

2b)    The Charter Amendments Proposal - to                      Mgmt          For                            For
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: having 5,000,000 authorized
       shares of preferred stock.

2c)    The Charter Amendments Proposal - to                      Mgmt          For                            For
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: fixing the number of directors of
       MTech Holdings at eight, subject to change
       by resolution adopted by the affirmative
       vote of at least a majority of the board of
       directors then in office.

2d)    The Charter Amendments Proposal - to                      Mgmt          For                            For
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: dividing the board of directors
       of MTech Holdings into three classes with
       staggered three-year terms.

2e)    The Charter Amendments Proposal - to                      Mgmt          For                            For
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: prohibiting stockholder actions
       by written consent.

2f)    The Charter Amendments Proposal - to                      Mgmt          For                            For
       approve and adopt the Amended and Restated
       Certificate of Incorporation of MTech
       Holdings: making MTech Holdings' corporate
       existence perpetual as opposed to MTech's
       corporate existence terminating 18 months
       following the consummation of its initial
       public offering and removing various
       provisions applicable only to special
       purpose acquisition corporations contained
       in MTech's current amended and restated
       certificate of incorporation.

3)     The Incentive Plan Proposal - to approve                  Mgmt          For                            For
       and adopt the MTech Acquisition Holdings
       Inc. 2019 Long Term Incentive Plan in
       connection with the Business Combination, a
       copy of which is attached to the
       accompanying proxy statement/prospectus as
       Annex C.

4)     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if MTech is unable to consummate
       the Business Combination for any reason.




--------------------------------------------------------------------------------------------------------------------------
 NEUBERGER BERMAN HI/YLD STRATEGY                                                            Agenda Number:  934867827
--------------------------------------------------------------------------------------------------------------------------
        Security:  64128C106
    Meeting Type:  Annual
    Meeting Date:  19-Sep-2018
          Ticker:  NHS
            ISIN:  US64128C1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Marc Gary                                                 Mgmt          Split 86% For 14% Withheld     Split
       Michael M. Knetter                                        Mgmt          Split 86% For 14% Withheld     Split
       Robert Conti                                              Mgmt          Split 86% For 14% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935019249
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2019
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ethan Powell                                              Mgmt          Split 94% For 6% Withheld      Split
       Bryan A.Ward                                              Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          Split 90% For 10% Withheld     Split
       Jack B. Evans                                             Mgmt          Split 90% For 10% Withheld     Split
       Albin F. Moschner                                         Mgmt          Split 90% For 10% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934935670
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 97% For 3% Withheld      Split
       Carole E. Stone                                           Mgmt          Split 97% For 3% Withheld      Split
       Margaret L. Wolff                                         Mgmt          Split 97% For 3% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN GLOBAL HIGH INCOME FUND                                                              Agenda Number:  934935668
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075G103
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JGH
            ISIN:  US67075G1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1b.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 75% For 25% Withheld     Split
       Carole E. Stone                                           Mgmt          Split 68% For 32% Withheld     Split
       Margaret L. Wolff                                         Mgmt          Split 75% For 25% Withheld     Split
       William C. Hunter                                         Mgmt          Split 68% For 32% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INTER DUR QLTY MUNI TERM FD                                                          Agenda Number:  934935670
--------------------------------------------------------------------------------------------------------------------------
        Security:  670677103
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  NIQ
            ISIN:  US6706771036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 92% For 8% Withheld      Split
       Carole E. Stone                                           Mgmt          Split 92% For 8% Withheld      Split
       Margaret L. Wolff                                         Mgmt          Split 92% For 8% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934935668
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1b.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 72% For 28% Withheld     Split
       Carole E. Stone                                           Mgmt          Split 67% For 33% Withheld     Split
       Margaret L. Wolff                                         Mgmt          Split 72% For 28% Withheld     Split
       William C. Hunter                                         Mgmt          Split 67% For 33% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERRED AND INCOME TERM FUND                                                       Agenda Number:  934935668
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075A106
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JPI
            ISIN:  US67075A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1b.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          Split 95% For 5% Withheld      Split
       Carole E. Stone                                           Mgmt          Split 95% For 5% Withheld      Split
       Margaret L. Wolff                                         Mgmt          Split 95% For 5% Withheld      Split
       William C. Hunter                                         Mgmt          Split 95% For 5% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  934855997
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  08-Aug-2018
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Margo L. Cook                                             Mgmt          Split 82% For 18% Withheld     Split
       Jack B. Evans                                             Mgmt          Split 82% For 18% Withheld     Split
       Albin F. Moschner                                         Mgmt          Split 82% For 18% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 ONE MADISON CORPORATION                                                                     Agenda Number:  935023452
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6772P100
    Meeting Type:  Special
    Meeting Date:  28-May-2019
          Ticker:  OMAD
            ISIN:  KYG6772P1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     Business Combination Proposal: To approve                 Mgmt          For                            For
       by ordinary resolution transactions
       contemplated by the Stock Purchase
       Agreement, as amended, by and among One
       Madison, Rack Holdings L.P., a Delaware
       limited partnership ("Seller"), and Rack
       Holdings Inc., a Delaware corporation
       ("Rack Holdings"), owner of all of issued
       and outstanding equity interests of Ranpak
       Corporation, pursuant to which One Madison
       will acquire all of issued and outstanding
       equity interests of Rack Holdings from
       Seller, on the terms and subject to
       conditions set forth therein.

2)     THE NYSE Proposal: To approve, for purposes               Mgmt          For                            For
       of complying with applicable listing rules
       of New York Stock Exchange, issuance by One
       Madison of Class A ordinary shares, par
       value $0.0001 per share, and Class C
       ordinary shares, par value $0.0001 per
       share, to certain accredited investors,
       including certain directors, officers and
       substantial security holders of One
       Madison, in each case in a private
       placement, the proceeds of which will be
       used to finance the business combination
       and related transactions & costs & expenses
       incurred in connection.

3)     The Domestication Proposal. To approve by                 Mgmt          For                            For
       special resolution the change of One
       Madison's jurisdiction of incorporation
       from the Cayman Islands to the State of
       Delaware by deregistering as an exempted
       company in the Cayman Islands and
       domesticating and continuing as a
       corporation incorporated under the laws of
       the State of Delaware (the
       "domestication").

4)     To approve (i) the change of our name from                Mgmt          For                            For
       "One Madison Corporation" to "Ranpak
       Holdings Corp.", (ii) adopting Delaware as
       the exclusive forum for certain stockholder
       litigation, (iii) upon the closing of the
       business combination (the "closing"),
       making One Madison's corporate existence
       perpetual and (iv) upon the closing,
       providing for the ineffectiveness of
       certain provisions in our existing
       organizational documents relating to our
       status as a blank check company that will
       no longer be applicable to us following the
       closing;

5)     To approve provisions providing that One                  Mgmt          For                            For
       Madison's board of directors will be
       divided into three classes following the
       business combination, with each class
       generally serving for a term of three years
       and with only one class of directors being
       elected in each year.

6)     To approve provisions providing that the                  Mgmt          For                            For
       directors of One Madison may only be
       removed for cause.

7)     To approve advance notice procedures with                 Mgmt          For                            For
       regard to the nomination by shareholders of
       candidates for election as directors.

8)     To approve provisions removing the ability                Mgmt          For                            For
       of shareholders to call a special meeting
       of shareholders.

9)     To approve provisions removing the ability                Mgmt          For                            For
       of shareholders to act by written consent
       in lieu of a meeting.

10)    To approve the amendment and restatement of               Mgmt          For                            For
       the existing organizational documents by
       the deletion of the existing organizational
       documents in their entirety and the
       substitution of the proposed organizational
       documents in their place to (among other
       matters) reflect the changes proposals 4
       through 10.

11)    The Incentive Plan Proposal. To approve by                Mgmt          For                            For
       ordinary resolution the One Madison
       Corporation 2019 Omnibus Incentive Plan.

12)    The Adjournment Proposal. To approve by                   Mgmt          For                            For
       ordinary resolution the adjournment of the
       general meeting to a later date or dates,
       if necessary or appropriate, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Business Combination
       Proposal or the NYSE Proposal.




--------------------------------------------------------------------------------------------------------------------------
 OSPREY ENERGY ACQUISITION CORP                                                              Agenda Number:  934864883
--------------------------------------------------------------------------------------------------------------------------
        Security:  688397108
    Meeting Type:  Special
    Meeting Date:  20-Aug-2018
          Ticker:  OSPR
            ISIN:  US6883971086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Contribution
       Agreement, dated as of June 3, 2018 (the
       "Contribution Agreement"), by and among
       Royal Resources L.P., Osprey, and the other
       parties thereto, and approve the
       transactions contemplated by the
       Contribution Agreement (the "business
       combination"). The Business Combination
       Proposal is conditioned on the approval of
       the Charter Proposal and the Nasdaq
       Proposal.

2.     The Charter Proposal - To approve and adopt               Mgmt          For                            For
       amendments to Osprey's amended and restated
       certificate of incorporation (the
       "Charter"), to be effective upon the
       consummation of the business combination,
       including six sub-proposals.

2a.    To create a new class of capital stock                    Mgmt          For                            For
       designated as Class C common stock, par
       value $0.0001 per share (the "Class C
       common stock").

2b.    To increase the number of authorized shares               Mgmt          For                            For
       of Osprey's capital stock to 361,000,000
       shares and to increase the number of
       authorized shares of Osprey's Class A
       common stock, par value $0.0001 per share
       (the "Class A common stock"), to
       240,000,000 shares.

2c.    To adopt Delaware as the exclusive forum                  Mgmt          For                            For
       for certain stockholder litigation.

2d.    To require the affirmative vote of the                    Mgmt          For                            For
       holders of at least 75% of the voting power
       of all outstanding shares of capital stock
       of Osprey to amend, repeal or adopt certain
       provisions of the Charter.

2e.    To provide that Section 203 of the Delaware               Mgmt          For                            For
       General Corporation Law, which governs
       business combinations between Osprey and
       certain interested Osprey stockholders,
       does not apply to Osprey.

2f.    To eliminate certain provisions in the                    Mgmt          For                            For
       Charter relating to Osprey's Class B common
       stock, par value $0.0001 per share (the
       "Class B common stock") and our Initial
       Business Combination that will no longer be
       applicable to us following the completion
       of the business combination.

3.     To approve, for purposes of complying with                Mgmt          For                            For
       applicable listing rules of The NASDAQ
       Capital Market (a) the issuance of Class C
       common stock in the business combination,
       (b) the issuance of Class A common stock
       concurrent with the completion of the
       business combination to certain qualified
       institutional buyers and accredited
       investors, (c) the issuance of Class A
       common stock in connection with the future
       redemption or exchange of common units, and
       (d) the issuance of Class A common stock
       upon the conversion of Class B common
       stock.

4.     The LTIP Proposal - To approve and adopt                  Mgmt          For                            For
       the Falcon Minerals Corporation 2018
       Long-Term Incentive Plan and material terms
       thereunder. The LTIP Proposal is
       conditioned on the approval of the Business
       Combination Proposal and the Nasdaq
       Proposal.

5.     The Adjournment Proposal - To approve the                 Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if necessary or
       appropriate, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with the foregoing proposals.
       The Adjournment Proposal is not conditioned
       on the approval of any other proposal at
       the special meeting.

5a.    Stockholder Certification: I hereby certify               Mgmt          For                            For
       that I am not acting in concert or as a
       "group" as defined in Section 13(d) (3) of
       the Securities Exchange Act of 1934, as
       amended, with any other stockholder with
       respect to the shares of Osprey's Class A
       common stock or Class B common stock.




--------------------------------------------------------------------------------------------------------------------------
 PENSARE ACQUISITION CORP                                                                    Agenda Number:  934919741
--------------------------------------------------------------------------------------------------------------------------
        Security:  70957E105
    Meeting Type:  Special
    Meeting Date:  28-Jan-2019
          Ticker:  WRLS
            ISIN:  US70957E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: Amend Pensare's                    Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional three months, from February 1,
       2019 to May 1, 2019, and permit holders of
       public shares to redeem their shares for
       their pro rata portion of the trust
       account.

2.     DIRECTOR
       U. Bertram Ellis, Jr.                                     Mgmt          For                            For
       Karl Krapek                                               Mgmt          For                            For
       Dennis Lockhart                                           Mgmt          For                            For
       Dr. Klaas Baks                                            Mgmt          For                            For

3.     Ratification of Selection of Independent                  Mgmt          For                            For
       Registered Public Accounting Firm: To
       ratify the selection by our Audit Committee
       of Marcum LLP to serve as the Company's
       independent registered public accounting
       firm for the fiscal year ending March 31,
       2019.




--------------------------------------------------------------------------------------------------------------------------
 PENSARE ACQUISITION CORP                                                                    Agenda Number:  934985207
--------------------------------------------------------------------------------------------------------------------------
        Security:  70957E105
    Meeting Type:  Special
    Meeting Date:  29-Apr-2019
          Ticker:  WRLS
            ISIN:  US70957E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment: To amend Pensare's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional three months, from May 1, 2019
       to August 1, 2019, and permit holders of
       public shares to redeem their shares for
       their pro rata portion of the trust
       account.

2.     Adjournment of the Meeting: To direct the                 Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve any of the foregoing
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  934918624
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346H100
    Meeting Type:  Annual
    Meeting Date:  08-Mar-2019
          Ticker:  ISD
            ISIN:  US69346H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ellen S. Alberding                                        Mgmt          Split 85% For 15% Withheld     Split
       Barry H. Evans                                            Mgmt          Split 85% For 15% Withheld     Split
       Stuart S. Parker                                          Mgmt          Split 85% For 15% Withheld     Split
       Brian K. Reid                                             Mgmt          Split 73% For 27% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  934918636
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346J106
    Meeting Type:  Annual
    Meeting Date:  08-Mar-2019
          Ticker:  GHY
            ISIN:  US69346J1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ellen S. Alberding                                        Mgmt          Split 83% For 17% Withheld     Split
       Barry H. Evans                                            Mgmt          Split 83% For 17% Withheld     Split
       Stuart S. Parker                                          Mgmt          Split 83% For 17% Withheld     Split
       Brian K. Reid                                             Mgmt          Split 83% For 17% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 PUTNAM MUNICIPAL OPPORTUNITIES TRUST                                                        Agenda Number:  934947891
--------------------------------------------------------------------------------------------------------------------------
        Security:  746922103
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2019
          Ticker:  PMO
            ISIN:  US7469221037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Fixing the number of Trustees at 11.                      Mgmt          Split 94% For 4% Against 2% AbstainSplit

1B.    DIRECTOR
       Liaquat Ahamed                                            Mgmt          Split 94% For 6% Withheld      Split
       Ravi Akhoury                                              Mgmt          Split 91% For 9% Withheld      Split
       Barbara M. Baumann                                        Mgmt          Split 91% For 9% Withheld      Split
       Katinka Domotorffy                                        Mgmt          Split 91% For 9% Withheld      Split
       Catharine Bond Hill                                       Mgmt          Split 95% For 5% Withheld      Split
       Paul L. Joskow                                            Mgmt          Split 93% For 7% Withheld      Split
       Kenneth R. Leibler                                        Mgmt          Split 93% For 7% Withheld      Split
       Robert L. Reynolds                                        Mgmt          Split 95% For 5% Withheld      Split
       Manoj P. Singh                                            Mgmt          Split 90% For 10% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 SPROTT FUNDS                                                                                Agenda Number:  934868083
--------------------------------------------------------------------------------------------------------------------------
        Security:  85208J109
    Meeting Type:  Annual
    Meeting Date:  05-Sep-2018
          Ticker:  FUND
            ISIN:  US85208J1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       W. Whitney George                                         Mgmt          Split 93% For 7% Withheld      Split
       James R. Pierce, Jr                                       Mgmt          Split 96% For 4% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 SSGA FUNDS                                                                                  Agenda Number:  934897123
--------------------------------------------------------------------------------------------------------------------------
        Security:  857492888
    Meeting Type:  Special
    Meeting Date:  18-Dec-2018
          Ticker:  TRIXX
            ISIN:  US8574928888
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.     DIRECTOR
       John R. Costantino                                        Mgmt          For                            For
       Michael A. Jessee                                         Mgmt          Split 95% For 5% Withheld      Split
       Ellen M. Needham                                          Mgmt          For                            For
       Donna M. Rapaccioli                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON EMERGING MKTS INCOME FUND                                                         Agenda Number:  934964758
--------------------------------------------------------------------------------------------------------------------------
        Security:  880192109
    Meeting Type:  Annual
    Meeting Date:  30-May-2019
          Ticker:  TEI
            ISIN:  US8801921094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary C. Choksi                                            Mgmt          Split 96% For 4% Withheld      Split
       Rupert H. Johnson, Jr.                                    Mgmt          Split 96% For 4% Withheld      Split
       Gregory E. Johnson                                        Mgmt          Split 96% For 4% Withheld      Split

2.     To approve the elimination of the                         Mgmt          Split 94% For 5% Against 1% AbstainSplit
       fundamental investment policy requiring the
       Fund to invest at least 65% of its total
       assets in U.S. dollar-denominated
       securities

3.     To approve an amended fundamental                         Mgmt          Split 93% For 5% Against 2% AbstainSplit
       investment restriction regarding
       investments in commodities

4.     The ratification of the selection of                      Mgmt          Split 98% For 1% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2019




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL INCOME FUND                                                                Agenda Number:  934962160
--------------------------------------------------------------------------------------------------------------------------
        Security:  880198106
    Meeting Type:  Annual
    Meeting Date:  30-May-2019
          Ticker:  GIM
            ISIN:  US8801981064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary C. Choksi                                            Mgmt          Split 98% For 2% Withheld      Split
       Larry D. Thompson                                         Mgmt          Split 98% For 2% Withheld      Split
       Rupert H. Johnson, Jr.                                    Mgmt          Split 97% For 3% Withheld      Split
       Gregory E. Johnson                                        Mgmt          Split 98% For 2% Withheld      Split

2.     The ratification of the selection of                      Mgmt          Split 96% For 3% Against 1% AbstainSplit
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm for the Fund for the fiscal year
       ending December 31, 2019




--------------------------------------------------------------------------------------------------------------------------
 THE GDL FUND                                                                                Agenda Number:  935001191
--------------------------------------------------------------------------------------------------------------------------
        Security:  361570401
    Meeting Type:  Annual
    Meeting Date:  13-May-2019
          Ticker:  GDLPRC
            ISIN:  US3615704018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Edward T. Tokar                                           Mgmt          Split 96% For 4% Withheld      Split
       Salvatore J. Zizza                                        Mgmt          Split 96% For 4% Withheld      Split
       Anthony S. Colavita                                       Mgmt          Split 96% For 4% Withheld      Split

2.     RESOLVED: All investment advisory and                     Shr           Split 5% For 95% Against       Split
       management agreements between The GDL Fund
       and Gabelli Funds, LLC shall be terminated
       by the Fund, pursuant to the right of
       stockholders as embodied in Section
       15(a)(3) of the Investment Company Act of
       1940 and as required to be included in such
       agreements, at the earliest date the Fund
       is legally permitted to do so; provided,
       however, that if the Board proposes, and
       shareholders approve, at this meeting, a
       plan to liquidate or open-end the Fund
       within one year, then the investment
       advisory and management agreements.




--------------------------------------------------------------------------------------------------------------------------
 TORTOISE MLP FUND INC                                                                       Agenda Number:  934988582
--------------------------------------------------------------------------------------------------------------------------
        Security:  89148B101
    Meeting Type:  Annual
    Meeting Date:  20-May-2019
          Ticker:  NTG
            ISIN:  US89148B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alexandra A. Herger                                       Mgmt          Split 97% For 3% Withheld      Split

2.     Ratification of Ernst & Young LLP as the                  Mgmt          Split 99% For 1% Against       Split
       Company's independent registered public
       accounting firm to audit the financial
       statements of the Company for the fiscal
       year ending November 30, 2019.




--------------------------------------------------------------------------------------------------------------------------
 UNION ACQUISITION CORP.                                                                     Agenda Number:  934929273
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9366W101
    Meeting Type:  Special
    Meeting Date:  27-Feb-2019
          Ticker:  LTN
            ISIN:  KYG9366W1015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination and Rizobacter                   Mgmt          For                            For
       Call Option Agreement Proposal-To consider
       and vote upon a proposal to (i) approve and
       adopt the share exchange agreement, by and
       between UAC, Joseph J. Schena, in his
       capacity as a representative of UAC
       shareholders, and Bioceres, Inc., a
       Delaware corporation that will convert to
       Bioceres LLC ("Seller")  (ii) ratify the
       amended call option agreement, dated as of
       October 22, 2018, as may be amended from
       time to time.

1a.    I HEREBY EXERCISE MY REDEMPTION RIGHTS                    Mgmt          For

1b.    SHAREHOLDER CERTIFICATION: I hereby certify               Mgmt          For
       that I am not acting in concert, or as a
       "group" (as defined in Section 13(d) (3) of
       the Securities Exchange Act of 1934, as
       amended), with any other shareholder with
       respect to the shares of UAC owned by me in
       connection with the proposed business
       combination between UAC and Bioceres LLC.

2.     The Articles Amendment Proposals-To                       Mgmt          For                            For
       consider and vote upon four separate
       proposals to approve by special resolution,
       assuming the Business Combination and
       Rizobacter Call Option Agreement Proposal
       is approved and adopted, the following
       amendments to UAC's amended and restated
       memorandum and articles of association (the
       "Articles"): To consider and vote upon an
       amendment to the Articles to authorize
       changing the post- business combination
       corporate name from "Union Acquisition
       Corp." to "Bioceres Crop Solutions Corp."
       ("BIOX")

3.     To consider and vote upon an amendment to                 Mgmt          For                            For
       the Articles to authorize changing UAC's
       fiscal year end to June 30.

4.     To consider and vote upon an amendment to                 Mgmt          For                            For
       the Articles to authorize removing certain
       provisions relating to UAC's status as a
       blank-check company that will no longer
       apply upon consummation of the business
       combination.

5.     To consider and vote upon an amendment to                 Mgmt          For                            For
       the Articles to authorize removing the
       classified board structure of the UAC
       Board.

6.     The Director Election Proposal-To consider                Mgmt          For                            For
       and vote upon a proposal to appoint seven
       directors to serve on the board of
       directors of BIOX until their respective
       successors are duly elected and qualified
       pursuant to the terms of the Articles.

7.     The NYSE Proposal-To consider and vote upon               Mgmt          For                            For
       a proposal to approve, assuming the
       Business Combination and Rizobacter Call
       Option Agreement Proposal and the Articles
       Amendment Proposals are approved and
       adopted, for purposes of complying with
       applicable provisions of Section 312.03 of
       the New York Stock Exchange Listed Company
       Manual, the issuance of more than 20% of
       UAC's issued and outstanding ordinary
       shares to the Seller in connection with the
       business combination and the related change
       of control.

8.     The Adjournment Proposal-To consider and                  Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the general meeting to a
       later date or dates, if necessary.




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  934822570
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2018
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          Split 97% For 3% Withheld      Split
       John V. Boyer                                             Mgmt          Split 97% For 3% Withheld      Split
       Patricia W. Chadwick                                      Mgmt          Split 97% For 3% Withheld      Split
       Martin J. Gavin                                           Mgmt          Split 97% For 3% Withheld      Split
       Russell H. Jones                                          Mgmt          Split 97% For 3% Withheld      Split
       Patrick W. Kenny                                          Mgmt          Split 96% For 4% Withheld      Split
       Joseph E. Obermeyer                                       Mgmt          Split 97% For 3% Withheld      Split
       Sheryl K. Pressler                                        Mgmt          Split 97% For 3% Withheld      Split
       Christopher P. Sullivan                                   Mgmt          Split 97% For 3% Withheld      Split
       Roger B. Vincent                                          Mgmt          Split 96% For 4% Withheld      Split
       Dina Santoro                                              Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADV MULTI SECTOR INC FUND                                                       Agenda Number:  934918155
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987D101
    Meeting Type:  Annual
    Meeting Date:  11-Feb-2019
          Ticker:  ERC
            ISIN:  US94987D1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Timothy J. Penny                                          Mgmt          Split 92% For 8% Withheld      Split
       James G. Polisson                                         Mgmt          Split 94% For 6% Withheld      Split
       Pamela Wheelock                                           Mgmt          Split 94% For 6% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE INCOME OPP FUND                                                       Agenda Number:  934854488
--------------------------------------------------------------------------------------------------------------------------
        Security:  94987B105
    Meeting Type:  Annual
    Meeting Date:  13-Aug-2018
          Ticker:  EAD
            ISIN:  US94987B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William R. Ebsworth                                       Mgmt          Split 70% For 30% Withheld     Split
       Jane A. Freeman                                           Mgmt          Split 70% For 30% Withheld     Split
       Judith M. Johnson                                         Mgmt          Split 70% For 30% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  934942207
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  12-Apr-2019
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nisha Kumar                                               Mgmt          Split 83% For 17% Withheld     Split
       William R. Hutchinson                                     Mgmt          Split 67% For 33% Withheld     Split
       Jane Trust                                                Mgmt          Split 82% For 18% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET HIGH INCOME FUND II INC                                                       Agenda Number:  934873351
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766J102
    Meeting Type:  Annual
    Meeting Date:  28-Sep-2018
          Ticker:  HIX
            ISIN:  US95766J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Paolo M. Cucchi                                           Mgmt          Split 71% For 29% Withheld     Split
       Leslie H. Gelb                                            Mgmt          Split 71% For 29% Withheld     Split
       Riordan Roett                                             Mgmt          Split 72% For 28% Withheld     Split




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET/CLAYMORE LINKED OPP & INC                                                     Agenda Number:  934991907
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766R104
    Meeting Type:  Annual
    Meeting Date:  10-May-2019
          Ticker:  WIW
            ISIN:  US95766R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald E. Toupin, Jr.                                     Mgmt          Split 96% For 4% Withheld      Split



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RiverNorth Funds
By (Signature)       /s/ Patrick W. Galley
Name                 Patrick W. Galley
Title                President
Date                 08/27/2019